SCHEDULE OF MATURITY ANALYSIS FOR LEASE LIABILITIES (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Related Party Transaction [Line Items]
2027	$ 1,090,232	$ 1,437,484
2028	527,474	1,076,375
2029	265,804	524,120
2030		264,250
2031 and thereafter
Finance leases, Total undiscounted lease payments	1,883,510	3,302,229
Less: imputed interest	(127,404)	(278,681)
Finance leases, Lease liabilities recognized in the Consolidated Balance Sheet	1,756,106	3,023,548
Chi Yip Eng. & (Trans.) Company Limited [Member]
Related Party Transaction [Line Items]
2027	229,292
2028	193,826
2029	124,924
2030
2031 and thereafter
Finance leases, Total undiscounted lease payments	548,042
Less: imputed interest	(48,203)
Finance leases, Lease liabilities recognized in the Consolidated Balance Sheet	$ 499,839	$ 815,372